INTANGIBLES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 542,310	$ 458,033	$ 468,824	$ 0
Amortization of Intangible Assets	$ 9,214	$ 0	$ 10,791	$ 0